IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions	Jul. 31, 2022		Apr. 30, 2022		Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021		Apr. 30, 2021	Oct. 31, 2020
Assets
Cash and non-interest-bearing deposits with banks	$ 25,950	[1]	$ 20,768	[1]	$ 23,259	$ 34,573	$ 30,234	[1]	$ 26,924	$ 43,531
Interest-bearing deposits with banks	19,384					22,424
Securities	176,849					161,401
Cash collateral on securities borrowed	15,277					12,368
Securities purchased under resale agreements	60,135					67,572
Loans
Residential mortgages	267,727					251,526
Personal	44,754					41,897
Credit card	15,679					11,134
Business and government	179,577					150,213
Allowance for credit losses	(2,823)		(2,823)			(2,849)	(2,926)
Derivative instruments	36,284					35,912
Customers' liability under acceptances	11,681					10,958
Other assets	46,316
Total assets	896,790					837,683
Liabilities
Deposits	678,457					621,158
Obligations related to securities sold short	20,179					22,790
Cash collateral on securities lent	3,299					2,463
Obligations related to securities sold under repurchase agreements	63,692					71,880
Derivative instruments	39,439					32,101
Acceptances	11,685					10,961
Other liabilities	24,856
Subordinated indebtedness	6,359					5,539
Equity	48,824		$ 47,947			45,830	$ 44,285
Total liabilities and equities	896,790					837,683
Less than 1 month [member]
Assets
Cash and non-interest-bearing deposits with banks	25,950
Interest-bearing deposits with banks	19,384
Securities	6,023
Cash collateral on securities borrowed	15,277
Securities purchased under resale agreements	40,413
Loans
Residential mortgages	1,842
Personal	680
Credit card	329
Business and government	10,346
Derivative instruments	1,674
Customers' liability under acceptances	10,404
Total assets	132,322					133,285
Liabilities
Deposits	18,147
Obligations related to securities sold short	20,179
Cash collateral on securities lent	3,299
Obligations related to securities sold under repurchase agreements	48,243
Derivative instruments	2,709
Acceptances	10,408
Other liabilities	25
Total liabilities and equities	103,010					114,437
Later than one months and not later than three months [member]
Assets
Securities	6,151
Securities purchased under resale agreements	13,782
Loans
Residential mortgages	4,881
Personal	719
Credit card	659
Business and government	8,406
Derivative instruments	4,400
Customers' liability under acceptances	1,217
Total assets	40,215					39,067
Liabilities
Deposits	26,722
Obligations related to securities sold under repurchase agreements	14,619
Derivative instruments	4,407
Acceptances	1,217
Other liabilities	57
Total liabilities and equities	47,022					58,465
3 - 6 months [member]
Assets
Securities	5,993
Securities purchased under resale agreements	4,441
Loans
Residential mortgages	8,655
Personal	773
Credit card	988
Business and government	9,253
Derivative instruments	6,900
Customers' liability under acceptances	14
Total assets	37,017					39,932
Liabilities
Deposits	44,398
Obligations related to securities sold under repurchase agreements	830
Derivative instruments	5,117
Acceptances	14
Other liabilities	58
Total liabilities and equities	50,417					42,381
6 - 9 months [Member]
Assets
Securities	4,907
Securities purchased under resale agreements	568
Loans
Residential mortgages	8,182
Personal	1,070
Credit card	988
Business and government	8,162
Derivative instruments	2,318
Customers' liability under acceptances	2
Total assets	26,197					35,900
Liabilities
Deposits	37,345
Derivative instruments	2,497
Acceptances	2
Other liabilities	77
Total liabilities and equities	39,921					43,224
9 - 12 months [Member]
Assets
Securities	4,152
Securities purchased under resale agreements	931
Loans
Residential mortgages	10,172
Personal	849
Credit card	988
Business and government	11,618
Derivative instruments	1,716
Customers' liability under acceptances	44
Total assets	30,470					31,154
Liabilities
Deposits	67,504
Derivative instruments	2,172
Acceptances	44
Other liabilities	65
Total liabilities and equities	69,785					28,107
1 - 2 years [member]
Assets
Securities	15,014
Loans
Residential mortgages	43,855
Personal	509
Credit card	3,951
Business and government	32,831
Derivative instruments	6,996
Total assets	103,156					95,910
Liabilities
Deposits	31,502
Derivative instruments	5,927
Other liabilities	311
Subordinated indebtedness	33
Total liabilities and equities	37,773					40,038
2 - 5 years [member]
Assets
Securities	62,891
Loans
Residential mortgages	182,042
Personal	3,586
Credit card	7,776
Business and government	68,912
Derivative instruments	6,179
Total assets	331,386					276,311
Liabilities
Deposits	70,250
Derivative instruments	7,462
Other liabilities	629
Total liabilities and equities	78,341					54,440
Over five year [member]
Assets
Securities	36,547
Loans
Residential mortgages	8,098
Personal	5,465
Business and government	19,234
Derivative instruments	6,101
Total assets	75,445					70,812
Liabilities
Deposits	16,245
Derivative instruments	9,148
Other liabilities	949
Subordinated indebtedness	6,326
Total liabilities and equities	32,668					27,969
No specific maturity [member]
Assets
Securities	35,171
Loans
Personal	31,103
Business and government	10,815
Allowance for credit losses	(2,823)
Other assets	46,316
Total assets	120,582					115,312
Liabilities
Deposits	366,344
Other liabilities	22,685
Equity	48,824
Total liabilities and equities	$ 437,853					$ 428,622

[1]	Includes restricted cash of $482 million (April 30, 2022: $481 million; July 31, 2021: $498 million) and interest-bearing demand deposits with Bank of Canada.